SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of supplemental disclosure of cash flow) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Accounts and other receivables	$ 272,478	$ (12,844)
Inventories	(70,251)	(2,183,501)
Prepaids and deposits	728,211	(181,606)
Accounts payable and accrued liabilities	(15,549)	(17,377)
Total change in non-cash working capital balances	914,889	(2,395,328)
Supplementary disclosures:
Change in accounts payable relating to property and equipment	$ (105,264)	$ 105,264